Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000193689 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	$ 10,000		$ 10,742.2	$ 12,252.05	$ 11,508.77	$ 14,133.16	$ 16,841.05	$ 19,716.17	$ 16,567.96	$ 19,651.26	$ 22,322.52	$ 25,482.61
C000226678 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class SC
Accumulated Value	10,000		10,742.2	12,252.05	11,508.77	14,133.16	16,841.05	19,716.17	16,572.01	19,650.05	22,325.74	25,491.36
C000193690 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,081.2	10,451.36	10,255.32	11,327.93	12,428.24	12,278.28	10,578.1	11,220.71	11,466.61	12,341.78
C000213075 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class SC
Accumulated Value	10,000		10,051.04	10,388.94	10,163.54	11,197.87	12,275.24	12,115.62	10,431.63	11,026.33	11,242.16	12,066.93
C000193691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		11,125.92	13,517.99	12,429.94	15,982.57	19,766.59	25,271.3	20,809.13	26,355.73	32,016.59	37,724.74
C000213076 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class SC
Accumulated Value	10,000		11,089.47	13,429.68	12,307.99	15,781.77	19,488.06	24,860.43	20,438.8	25,824.52	31,315.75	36,842.23
C000193692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		12,022.65	14,321.49	13,179.15	15,999.28	18,990.58	23,581.67	20,175.53	23,524.71	26,748.4	29,348.28
Sixty Russell 1000 Index and 40 Bloomberg U S Aggregate Bond C000193689 Index [Member]
Account Value [Line Items]
Accumulated Value			10,846.91	12,383.68	12,070.85	14,741.77	17,276.56	19,812.75	16,609.06	19,592.15	22,504.79	25,594.92
Russell 3000 C000193689 Index [Member]
Account Value [Line Items]
Accumulated Value			11,273.51	13,655.67	12,939.87	16,953.7	20,494.95	25,754.18	20,807.59	26,208.58	32,448.26	38,011.66
Bloomberg U S Aggregate Bond C000193689 Index [Member]
Account Value [Line Items]
Accumulated Value			10,264.75	10,628.31	10,629.52	11,556.06	12,423.53	12,231.95	10,640.56	11,228.86	11,369.25	12,199.31
Sixty Russell 1000 Index and 40 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,846.91167	12,383.67628	12,070.84504	14,741.77307	17,276.56282	19,812.75041	16,609.05701	19,592.15333	22,504.79149	25,594.92475
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	10,000		11,273.51235	13,655.67259	12,939.87057	16,953.69522	20,494.94748	25,754.1758	20,807.58969	26,208.58047	32,448.26151	38,011.65624
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,264.74776	10,628.30816	10,629.51623	11,556.05933	12,423.5305	12,231.95323	10,640.56076	11,228.85991	11,369.24726	12,199.30702
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	10,000		11,205.38125	13,635.50588	12,983.16805	17,063.27492	20,640.29664	26,100.68526	21,108.42634	26,708.33351	33,254.8192	39,029.78666
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Accumulated Value	$ 10,000		$ 12,130.8	$ 13,907.63	$ 12,375.85	$ 15,534.77	$ 18,635.64	$ 21,397.25	$ 17,024.41	$ 19,906.46	$ 22,203.24	$ 25,046.79